PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid MedCenter inventory	$ 1,359	$ 1,050
Prepaid insurance	921	509
Other	289	414
Prepaid expenses and other current assets	$ 2,569	$ 1,973